Related Party Transactions - Additional Information (Details) - Gyroscope Therapeutics Limited	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 GBP (£)	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Upfront payment	$ 300,000	£ 200,000
Milestones or incurred on royalties			$ 0
Upfront payment due			$ 0
Maximum
Related Party Transaction [Line Items]
Development and regulatory milestone payments	$ 7,700,000	£ 5,600,000